September 1, 2016

Supplement

SUPPLEMENT DATED SEPTEMBER 1, 2016 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 29, 2016
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 29, 2016
Morgan Stanley Mortgage Securities Trust, dated February 29, 2016
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2016
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2016
(each, a "Fund")

Effective October 14, 2016, shareholders of a Fund will no longer be permitted to exchange shares that are not beneficially owned by "natural persons" into Active Assets California Tax-Free Trust, Active Assets Money Trust, Active Assets Prime Trust, Active Assets Tax-Free Trust, Morgan Stanley California Tax-Free Daily Income Trust, Morgan Stanley Liquid Asset Fund Inc., Morgan Stanley New York Municipal Money Market Trust and Morgan Stanley Tax-Free Daily Income Trust in connection with these funds' operation as "retail money market funds" as defined in Rule 2a-7 of the Investment Company Act of 1940, as amended.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGESPT-0916